Share Capital	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Share Capital [Abstract]
Share Capital [Text Block]

12.   Share Capital

a)     Authorized:

Unlimited common shares without par value

b) Issued and Outstanding:

As at December 31, 2021, there were 34,959,207 common shares issued and outstanding.

1,785,967 common shares issued in connection with the Licensing and Collaboration agreement with YOFOTO (note 8) are subject to a put option and are therefore classified as a liability.

During the year ended December 31, 2021, share activities were as below:

i) On January 22, 2021, RepliCel signed three strategic agreements with MainPointe consisting of a Share Purchase Agreement, a Distribution Agreement, and a Royalty Agreement. The strategic investment of $2,700,000 under the Share Purchase Agreement from MainPointe was received over an 8-month period (Note 9).

During the year ended December 31, 2021, the Company has received $2,698,884 from Mainpointe towards the Investment and U.S. Partnership (see Note 9). 3,986,684 common shares were issued which had a value of $1,459,445 on the dates of issuance. These common shares were issued in 5 tranches (Note 9).

ii) On May 17, 2021, Replicel issued 126,492 common shares in settlement of $47,737 of accrued dividends on issued preference shares. (Note 10).

iii) Shares for debt

The Company announced on March 25, 2021 a debt settlement in the amount of $342,501 owed by the Company to certain creditors ("Creditors") by the issuance of 889,612 common shares (each, a "Share") of the Company at a price of $0.385 per Share. The Settlement Agreements were approved by the TSX Venture Exchange and the shares were issued on June 2, 2021. The securities are subject to a statutory hold period of four months and one day. The Company reported a gain on this debt settlement in the amount of $31,137.

iv)   On February 17, 2021, 5,000 shares were issued for cash of $1,800 pursuant to exercise of warrants.

During the year-ended December 31, 2020:

i) Private Placement

On July 15, 2020, the Company closed a private placement offering (the "Offering"), pursuant to which it sold an aggregate of 3,649,110 units (each, a "Unit"), at a price of $0.18 per Unit, for gross proceeds of $656,840.

Each Unit consists of one common share of the Company (each, a "Share") and one-half of one share purchase share purchase warrant (each whole warrant, a "Warrant"). One Warrant entitles the holder thereof to purchase one additional Share of the Company at a price of $0.36 per Share for a period of three years from closing of the Offering, subject to an acceleration provision such that in the event that the Shares have a closing price on the TSX Venture Exchange (the "Exchange") of greater than $0.45 per Share for a period of 10 consecutive trading days at any time after four months and one day from the closing of the Offering, RepliCel may accelerate the expiry date of the Warrants by giving notice to the holders thereof and, in such case, the Warrants will expire on the 30th day after the date on which such notice is given to the holder.

The Company did not pay any finder's fees in connection with the Offering.

ii)     Shares for debt

In August 2020, the company issued 1,426,491 common shares (each, a "Share") in settlement of $256,769 owing to various creditors (the "August Debt Settlement") after receipt of approval from the TSX Venture Exchange (the "Exchange"). The Shares were issued on August 18, 2020. The Shares are subject to a statutory hold period of four months and one day after closing of the August Debt Settlement.

Of the $256,769 debt settlement, $204,769 was owed to directors or officers of the Company.

In October 2020, the Company issued 160,000 common shares (each, a "Share") in settlement of $28,800 owing to a certain creditor (the "October debt settlement" after receipt of approval from the TSX Venture Exchange (the "Exchange"). The shares were issued on October 28, 2020. The shares are subject to a statutory hold period of four months and one day after the closing of the October Debt Settlement. The Company reported a gain on the October debt settlement in the amount of $800.

During the year-ended December 31, 2019:

iii) The Company announced on October 10, 2019 a debt settlement in the amount of $210,369 owed by the Company to certain creditors ("Creditors") by the issuance of 751,318 common shares (each, a "Share") of the Company at a price of $0.280 per Share. These Settlement Agreements were signed on September 11, 2019; however, the debt was not settled until October 10, 2019 when the transaction was approved by the TSX Venture Exchange. The securities were subject to a statutory hold period of four months and one day. The Company reported a gain on this debt settlement in the amount of $15,027. Of the $210,369 debt settlement, the entire amount was owed to directors or officers of the Company.

iv) The Company announced on January 17, 2019 a debt settlement in the amount of $349,555 owed by the Company to certain creditors ("Creditors") by the issuance of 735,904 common shares (each, a "Share") of the Company at a price of $0.475 per Share. These Settlement Agreements were signed on November 20, 2018; however, the debt was not settled until January 15, 2019 when the transaction was approved by the TSX Venture Exchange. The securities were subject to a statutory hold period of four months and one day. The Company reported a gain on this debt settlement in the amount of $92,368. Of the $349,555 debt settlement, $277,719 was owed to directors or officers of the Company.

c) Stock Option Plans:

On May 21, 2014, the Company approved a Stock Option Plan whereby the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan cannot exceed 10% of the outstanding common shares of the Company as at the date of the grant. The stock options can be exercisable for a maximum of 10 years from the grant date and with various vesting terms.

d) Fair value of Company Options Issued

On June 15, 2021, the Company granted 1,715,000 stock options to certain directors, officers, consultants and employees of the Company respectively for the purchase of up to 1,715,000 common shares of the Company pursuant to the Company's Stock Option Plan. Each option granted to the Optionees is exercisable for a period of 5 years at an exercise price of $0.40 per common Share. 625,000 shall invest immediately and 1,090,000 shall vest in equal amounts each calendar quarter of the next 24 months.

There were no stock options granted during the years ended December 31, 2020 and December 31, 2019.

The weighted-average grant date fair value of options granted was estimated using the following weighted average assumptions:

	2021	2020	2019
Risk-fee rate	2.54%	-	-
Expected life (years)	5	-	-
Volatility	113%	-	-
Expected Dividend	$-	$-	$-
Expected forfeiture rate	0%	-0%	-0%
Exercise price	$0.40	-$-	-$-
Grant date fair value	$0.32	-$-	-$-

Options Issued to Employees

The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield, the expected forfeiture rate and the risk-free interest rate for the term of the option.

Options Issued to Non-Employees

Options issued to non-employees, are measured based on the fair value of the goods or services received, at the date of receiving those goods or services. If the fair value of the goods or services received cannot be estimated reliably, the options are measured by determining the fair value of the options granted, using a valuation model.

e) Stock-based Compensation

The Company recognized a fair value of $471,755 (2020: $3,397; 2019: $26,275), as stock-based compensation expense for stock options granted under the Company's Stock Option Plan for the years ended December 31, 2021, 2020 and 2019.

A summary of the status of the stock options outstanding under the Company Stock Option Plan for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2021	1,730,000	$0.51
Granted	1,715,000	$0.40
Expired	(620,000)	$0.66
Outstanding, December 31, 2021	2,825,000	$0.41
Exercisable, December 31, 2021	2,007,500	$0.42

	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2020	1,830,000	$0.51
Cancelled	(100,000)	0.52
Outstanding, December 31, 2020	1,730,000	0.51
Exercisable, December 31, 2020	1,730,000	$0.51

	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2019	2,080,000	$0.79
Cancelled	(250,000)	0.91
Outstanding, December 31, 2019	1,830,000	0.51
Exercisable, December 31, 2019	1,755,000	$0.54

As at December 31, 2021, the range of exercise prices for options outstanding under the Company Stock Option Plan is $0.40 - $0.43 and the weighted average remaining contractual life for stock options under the Company Stock Option Plan is 3.33 years. The remaining unrecognized stock-based compensation as of December 31, 2021 was $84,033 (2020: $Nil, 2018: $3,409).

f) Warrants

The number of warrants outstanding at December 31, 2021 and 2020, each exercisable into one common share, is as follows:

Issue Date	Warrants Outstanding	Weighted Average Exercise Price	Expiry Date
July 15, 2020	1,819,555	$0.36	July 15, 2023
Outstanding, December 31, 2021	1,819,555	$0.36

	Warrants Outstanding	Weighted Average Exercise Price
Outstanding, December 31, 2019	3,793,184	$1.70
Expired	(3,793,184)	1.70
Issued	1,824,555	0.36
Outstanding, December 31, 2020	1,824,555	$0.36
Exercised	(5,000)	0.36
Outstanding, December 31, 2021	1,819,555	$0.36